CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Income / (loss) for the year	$ 226,467	$ 165,635	$ (180,976)
Items that will not be reclassified to profit or loss:
Remeasurement of defined benefit obligation	4	859	28
Items that may be reclassified to profit or loss:
Other comprehensive (loss) / income from continuing operations for the year, net of income tax	(70)	43	55
Currency translation adjustment	(281,684)	91,105	137,719
Other comprehensive income / (loss) from continuing operations for the year, net of income tax	(281,750)	92,007	137,802
Currency translation adjustment from discontinued operations			920
Other comprehensive income from discontinued operations for the year, net of income tax			920
Other comprehensive (loss) / income for the year	(281,750)	92,007	138,722
Total comprehensive (loss) / income for the year	(55,283)	257,642	(42,254)
Attributable to:
Owners of the parent	7,818	239,015	(22,132)
Non-controlling interest	(63,101)	18,627	(20,122)
Total comprehensive (loss) / income for the year	(55,283)	257,642	(42,254)
Total comprehensive income / (loss) for the year attributable to owners of the parent arises from:
Continuing operations	7,818	239,015	(1,856)
Discontinued operations			(20,276)
Owners of the parent	$ 7,818	$ 239,015	$ (22,132)